13. Capital Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Capital Stock

Common Stock

In connection with the closing of the SPA with Sky Rover, the Company’s newly-appointed CEO Mr. Lei Pei purchased 6,000,000 newly-issued shares of common stock of the Company for $3,000,000 in cash in a separate transaction that closed on March 30, 2015.

During the three months ended March 31, 2016 and 2015, the Company issued 53,000 and 250,000 shares of common stock for consulting services rendered and recorded stock-based expense of $138,570 and $65,000, respectively.

During the three months ended March 31, 2016 and 2015, the Company issued 31,000 free-trading shares and no shares of common stock for employee services rendered and recorded stock-based compensation of $85,965 and zero, respectively.

During the three months ended March 31, 2016, the Company issued 14,104 free-trading shares of common stock for a debt settlement.

Contributed Capital

During the three months ended March 31, 2015, the Company’s former Chief Executive Officer, Michael Dunn and its former Controller forgave accrued compensation due to each of them. As a result, the Company recorded contributed capital of $1,673,774 during this period.

On March 31, 2015, Mr. Lei Pei paid $25,000 to sellers of Powerdyne in connection with the required payment due April 1, 2015. Mr. Pei was not issued a note or shares of common stock and as a result, the Company recorded this amount as contributed capital in the accompanying consolidated financial statements as of March 31, 2015.

The Sky Rover stock purchase transaction closed April 17, 2015. Accordingly, we have recorded all previous advances from Sky Rover as additional paid-in capital as of March 31, 2015.

Preferred Stock

We have authorized the issuance of a total of 20,000,000 shares of our preferred stock, each share having a par value of $0.001.

Common Stock

We have authorized the issuance of 150,000,000 shares of our common stock, each share having a par value of $0.001. Prior to the closing of the SPA with Sky Rover, Mr. Lei Pei purchased 6,000,000 newly-issued shares of our common stock for $3,000,000 in cash in a separate transaction that closed on March 30, 2015.

Effective April 17, 2015 in connection with the closing of the Sky Rover SPA, Sky Rover's designees received 33,240,000 shares of our common stock of which 3,371,351 were newly issued and 29,868,649 were conveyed by certain affiliated and unaffiliated existing shareholders to complete the transaction. All shares were considered to be part of the $400,000 acquisition price to acquire the stock per the terms described in Note 3.

Common Stock Issued for Services

During 2015, we issued 250,000 shares of our common stock for consulting services related to marketing. The shares were valued at $65,000 which was our determination of the fair market value of the shares. We recorded selling and marketing expense of $65,000 in connection with the share issuances.

During 2014, we issued 50,000 shares of common stock for services relating to investor relations and the development of shareholder awareness. The shares were valued at $12,500 which was our determination of the fair market value of the shares. We recorded general and administrative expense of $12,500 in connection with the share issuance.

Common Stock Issued to Extinguish Debt

During 2015, we entered into settlement agreements with two vendors under which we issued 25,000 shares of our common stock to settle $49,189 of outstanding amounts due. We recorded a gain of on extinguishment of debt of $2,089 on these settlements.

In 2014, a creditor holding notes payable with repayment amounts totaling $55,000 ($50,000 in Notes Payable- Bridge Loan #1 and $5,000 in Notes Payable – Other) agreed to settle the obligations by accepting 115,637 shares of our common stock. Prior to the settlement, these notes contained no stated conversion features. We valued the shares at their fair market value on the date of settlement and during the year ended December 31, 2014, we recorded a loss on extinguishment of debt totaling $33,594 in connection with this transaction.

Also in 2014, we issued 274,761 shares of our common stock to our legal counsel to settle the $274,761 accounts payable balance owed to them. We valued the shares at their fair market value on the date of settlement and recorded a gain on extinguishment of debt of $142,876 in connection with this transaction.

Contributed Capital

During 2015, our former Chief Executive Officer, Michael Dunn and our former Controller forgave accrued compensation due to each of them. In connection with these transactions, we recorded contributed capital of $1,673,774.

Also in 2015, we recorded the following transactions as contributed capital:

Payments made by a former CEO, Lei Pei, for Powerdyne acquisition	$175,000
Advances in connection with Sky Rover SPA for expenses incurred due to late closing of the Sky Rover SPA	139,885
Net receipts in connection with all outstanding issues with Mr. Lei Pei	40,540
$355,425

Warrants and Stock Options

During the years ended December 31, 2015 and 2014, there were no warrants or stock options outstanding and there was no expense related to warrants or stock options.

On December 30, 2015, we elected to withdraw and terminate our Option Plan for employees, officers, and consultants of our Company. At the time of cancellation, there were no options outstanding and 13,889 shares were remaining for future issuance. We will re-evaluate the implementation of an option plan in the future at the Board of Director’s discretion.